Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Term Deposits
Schedule of term deposits

	As of December 31,
In thousands of EUR	2019	2020
Short term deposits - banks	62,418	991
Term Deposits	62,418	991